Convertible Loans and Other Financial Liabilities (Details) - EUR (€) € in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 26, 2021	Mar. 11, 2020	Oct. 16, 2019	May 16, 2019	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Other non-current financial liabilities						€ 25	€ 27	€ 0
Other current financial liabilities						9,391	21	25	€ 37
Convertible loans - host						1,659	84,287	66,353
Convertible loans - embedded derivative						327	14,948
Convertible loans						1,986	99,235	66,353
Amount of convertible loan to equity	€ 85,900	€ 85,900	€ 5,500	€ 60,000	€ 1,850	€ 85,900
Convertible loan interest rate		2.00%	5.00%	5.00%	5.00%
Convertible loans consideration received in excess of fair value		€ 34,084
Series B1 Ordinary Shares
Disclosure of financial liabilities [line items]
Amount of convertible loan to equity								€ 48,500
Loans convertible to equity, shares								271
Series B Ordinary Shares
Disclosure of financial liabilities [line items]
Amount of convertible loan to equity					€ 1,000		€ 85,900
Loans convertible to equity, shares							4,972	4,972
Series B2 Ordinary Shares
Disclosure of financial liabilities [line items]
Loans convertible to equity, shares	7,187					7,187	4,853